Goodwill and Intangible Assets, Net (Details) - Schedule of our finite-lived intangible assets - Customer Relationships [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 89,915	$ 89,915	$ 95,498
Currency Translation Adjustment	3,399	4,040	3,120
Accumulated Amortization	(26,607)	(22,444)	(15,795)
Net Carrying Amount	$ 66,707	$ 71,511	$ 82,823
Weighted Average Remaining Useful Life (Years)	12 years 2 months 12 days	12 years 9 months 18 days	13 years 6 months